NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 8,423	$ 8,600
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	17	395
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 8,406	$ 8,205